Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001645590
Amendment Flag	false
Document Type	11-K
Entity Registrant Name	HEWLETT PACKARD ENTERPRISE COMPANY
EBP 001
Document Information [Line Items]
Entity Central Index Key	0001645590
Amendment Flag	false
Document Type	11-K
Entity Registrant Name	HEWLETT PACKARD ENTERPRISE COMPANY